Document and Entity Information Document and Entity Information	0 Months Ended
May 11, 2012
Document and Entity Information
Entity Registrant Name	CDW Corp
Entity Central Index Key	0001402057
Entity Filer Category	Non-accelerated Filer
Document Type	S-4
Document Period End Date	Dec. 31, 2011
Amendment Flag	false